Report of Independent
Registered Public Accounting
Firm

To the Board of Trustees of
Vanguard Fenway Funds and
Shareholders of
Vanguard PRIMECAP Core Fund
Vanguard Equity Income Fund

In planning and performing our
audits of the financial statements
of Vanguard PRIMECAP Core
Fund and Vanguard Equity
Income Fund (constituting
Vanguard Fenway Funds,
hereafter collectively referred to
as the "Funds") as of and for the
year ended September 30, 2025,
in accordance with the standards
of the Public Company
Accounting Oversight Board
(United States) (PCAOB), we
considered the Funds' internal
control over financial reporting,
including controls over
safeguarding securities, as a
basis for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to
comply with the requirements of
Form N-CEN, but not for the
purpose of expressing an opinion
on the effectiveness of the
Funds' internal control over
financial reporting. Accordingly,
we do not express an opinion on
the effectiveness of the Funds'
internal control over financial
reporting.

The management of the Funds is
responsible for establishing and
maintaining effective internal
control over financial reporting. In
fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits and
related costs of controls. A
company's internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the
reliability of financial reporting
and the preparation of financial
statements for external purposes
in accordance with generally
accepted accounting principles.
A company's internal control over
financial reporting includes those
policies and procedures that (1)
pertain to the maintenance of
records that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of
the assets of the company; (2)
provide reasonable assurance
that transactions are recorded as
necessary to permit preparation
of financial statements in
accordance with generally
accepted accounting principles,
and that receipts and
expenditures of the company are
being made only in accordance
with authorizations of
management and directors of the
company; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use or
disposition of a company's
assets that could have a material
effect on the financial
statements.

Because of its inherent
limitations, internal control over
financial reporting may not
prevent or detect misstatements.
Also, projections of any
evaluation of effectiveness to
future periods are subject to the
risk that controls may become
inadequate because of changes
in conditions, or that the degree
of compliance with the policies or
procedures may deteriorate.

A deficiency in internal control
over financial reporting exists
when the design or operation of a
control does not allow
management or employees, in
the normal course of performing
their assigned functions, to
prevent or detect misstatements
on a timely basis. A material
weakness is a deficiency, or a
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a
material misstatement of the
company's annual or interim
financial statements will not be
prevented or detected on a timely
basis.

Our consideration of the Funds'
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal control
over financial reporting that might
be material weaknesses under
standards established by the
PCAOB. However, we noted no
deficiencies in the Funds' internal
control over financial reporting
and its operation, including
controls over safeguarding
securities, that we consider to be
a material weakness as defined
above as of September 30, 2025.

This report is intended solely for
the information and use of the
Board of Trustees of Vanguard
Fenway Funds and the Securities
and Exchange Commission and
is not intended to be and should
not be used by anyone other
than these specified parties.


/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025